SELECTED STATEMENTS OF INCOME DATA (Schedule of Selected Statements of Income Data) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial expenses:
Interest on short-term and long-term bank credit and bank charges and others	$ (104)	$ (157)	$ (273)
Foreign exchange loss, net	0	(58)	0
Total financial expenses	(104)	(215)	(273)
Financial income:
Interest on short-term and long-term bank deposits	363	151	48
Foreign exchange income, net	472	0	366
Total financial income	835	151	414
Financial income (expenses), net	$ 731	$ (64)	$ 141